Loans Receivable and Loans Held for Sale	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Loans Receivable and Loans Held for Sale[Abstract]
Loans Receivable and Loans Held for Sale
7.	Loans Receivable

The consolidated loan portfolio consisted of the following (in thousands):

	September 30,	December 31,
	2011	2010
Commercial non-real estate	$114,962	135,588
Commercial real estate:
Residential	102,933	133,155
Land	25,629	58,040
Owner occupied	88,048	111,097
Other	497,640	592,538
Small Business:
Real estate	188,083	203,479
Non-real estate	94,021	99,190
Consumer:
Consumer - home equity	560,057	604,228
Consumer other	12,867	16,068
Deposit overdrafts	2,061	3,091
Residential:
Residential-interest only	396,961	541,788
Residential-amortizing	582,984	671,948

Total gross loans	2,666,246	3,170,210

Adjustments:
Premiums, discounts and net deferred fees	2,395	1,650
Allowance for loan losses	(130,719)	(162,139)

Loans receivable - net	$2,537,922	3,009,721

Loans held for sale	$47,596	29,765

BankAtlantic Bancorp’s loans held for sale as of September 30, 2011 consisted of $20.6 million of residential loans, $26.5 million of commercial real estate loans and $0.5 million of residential loans originated for sale. Loans held for sale as of December 31, 2010 consisted of $27.9 million of commercial real estate loans transferred from held-for-investment to held-for-sale classification during 2010 and $1.8 million of residential loans originated for sale. BankAtlantic Bancorp transfers loans to held-for-sale when, based on the current economic environment and related market conditions, it does not have the intent to hold those loans for the foreseeable future. The Company recognized gains of $22,000 and $6,000 on the sale of loans held for sale for the three and nine months ended September 30, 2011, respectively compared to $28,000 and $169,000 of gains on the sale of loans held for sale during the three and nine months ended September 30, 2010, respectively.

The recorded investment (unpaid principal balance less charge offs and deferred fees) of non-accrual loans receivable and loans held for sale was (in thousands):

	September 30,	December 31,
Loan Class	2011	2010
Commercial non-real estate	$18,250	17,659
Commercial real estate:
Residential	73,231	95,482
Land	15,345	27,260
Owner occupied	4,300	4,870
Other	106,247	128,658
Small business:
Real estate	10,266	8,928
Non-real estate	1,442	1,951
Consumer	14,202	14,120
Residential:
Residential-interest only	38,044	38,900
Residential-amortizing	43,243	47,639

Total	$324,570	385,467

An age analysis of the past due recorded investment in loans receivable and loans held for sale as of September 30, 2011 and December 31, 2010 was as follows (in thousands):

September 30, 2011	31-59 Days Past Due	60-89 Days Past Due	90 Days or More (1)	Total Past Due	Current	Total Loans Receivable (2)
Commercial non-real estate	$1,048	424	16,686	18,158	96,804	114,962
Commercial real estate:
Residential	—	—	43,625	43,625	70,525	114,150
Land	—	—	13,358	13,358	21,410	34,768
Owner occupied	973	—	4,162	5,135	84,386	89,521
Other	—	—	41,119	41,119	463,588	504,707
Small business:
Real estate	2,174	878	8,585	11,637	176,446	188,083
Non-real estate	76	173	90	339	93,682	94,021
Consumer	5,378	4,262	14,203	23,843	551,141	574,984
Residential:
Residential-interest only	4,253	3,742	32,488	40,483	371,441	411,924
Residential-amortizing	3,984	5,393	43,711	53,088	543,250	596,338

Total	$17,886	14,872	218,027	250,785	2,472,673	2,723,458

December 31, 2010	31-59 Days Past Due	60-89 Days Past Due	90 Days or More (1)	Total Past Due	Current	Total Loans Receivable (2)
Commercial non-real estate	$—	—	13,498	13,498	122,090	135,588
Commercial real estate:
Residential	4,700	—	53,791	58,491	84,325	142,816
Land	—	—	23,803	23,803	34,237	58,040
Owner occupied	—	—	3,862	3,862	107,235	111,097
Other	—	6,043	54,940	60,983	551,472	612,455
Small business:
Real estate	1,530	2,059	6,670	10,259	193,220	203,479
Non-real estate	—	67	25	92	99,098	99,190
Consumer	6,396	6,009	14,120	26,525	596,862	623,387
Residential:
Interest only	4,907	6,164	38,900	49,971	500,275	550,246
Amortizing	6,091	5,926	47,487	59,504	614,281	673,785

Total	$23,624	26,268	257,096	306,988	2,903,095	3,210,083

(1)	BankAtlantic Bancorp had a $2.5 million commercial non- real estate loan greater than 90 days past due and accruing interest as of September 30, 2011. BankAtlantic Bancorp had no loans greater than 90 days past due and accruing interest as of December 31, 2010.
(2)	As of September 30, 2011 and December 31, 2010, total loans receivable exclude purchase accounting adjustments of $7.2 million and $8.5 million, respectively, in connection with BFC’s acquisitions of shares of BankAtlantic Bancorp’s Class A Common Stock during 2008. The 2008 share acquisitions were accounted for as step acquisitions under the purchase method of accounting then in effect.

The activity in the allowance for loan losses by portfolio segment for the three months ended September 30, 2011 was as follows (in thousands):

	Commercial Non-Real Estate	Commercial Real Estate	Small Business	Consumer	Residential	Total
Allowance for Loan Losses:
Beginning balance	$11,017	68,054	9,853	24,999	23,720	137,643
Charge-offs:	(7,563)	(5,787)	(2,321)	(6,555)	(3,489)	(25,715)
Recoveries:	1	21	316	644	543	1,525
Provision:	7,770	6,122	109	3,858	42	17,901
Transfer to held for sale:	—	(635)	—	—	—	(635)

Ending balance	$11,225	67,775	7,957	22,946	20,816	130,719

Ending balance individually evaluated for impairment	$9,791	49,380	821	1,519	5,661	67,172
Ending balance collectively evaluated for impairment	1,434	18,395	7,136	21,427	15,155	63,547

Total	$11,225	67,775	7,957	22,946	20,816	130,719

Loans receivables:
Ending balance individually evaluated for impairment	$20,989	280,082	18,956	27,167	64,390	411,584
Ending balance collectively evaluated for impairment	$93,973	434,168	263,148	547,818	922,776	2,261,883

Total (1)	$114,962	714,250	282,104	574,985	987,166	2,673,467

Purchases of loans	$—	—	—	—	—	—

Proceeds from loan sales	$—	—	—		2,823	2,823

Transfer to held for sale	$—	6,242	—	—	—	6,242

(1)	Total loans receivable exclude purchase accounting adjustments of $7.2 million in connection with BFC’s acquisitions of shares of BankAtlantic Bancorp’s Class A Common Stock during 2008. The 2008 share acquisitions were accounted for as step acquisitions under the purchase method of accounting then in effect.

The activity in the allowance for loan losses by portfolio segment for the nine months ended September 30, 2011 was as follows (in thousands):

	Commercial Non-Real Estate	Commercial Real Estate	Small Business	Consumer	Residential	Total
Allowance for Loan Losses:
Beginning balance	$10,786	83,859	11,514	32,043	23,937	162,139
Charge-offs:	(8,151)	(31,939)	(6,942)	(20,748)	(17,267)	(85,047)
Recoveries:	849	814	829	1,544	1,109	5,145
Provision:	7,741	17,291	2,556	10,107	18,727	56,422
Transfer to held for sale:	—	(2,250)	—	—	(5,690)	(7,940)

Ending balance	$11,225	67,775	7,957	22,946	20,816	130,719

Purchases of loans	$—	—	—	—	13,680	13,680

Proceeds from loan sales	$—	27,793	—	—	15,546	43,339

Transfer to held for sale	$—	37,136	—	—	25,072	62,208

Activity in the allowance for loan losses for the three and nine months ended September 30, 2010 was as follows (in thousands):

	For the Three Months Ended September 30, 2010	For the Nine Months Ended September 30, 2010
Balance, beginning of period	$187,862	187,218

Loans charged-off	(27,309)	(107,899)
Recoveries of loans previously charged-off	984	2,910

Net charge-offs	(26,325)	(104,989)
Provision for loan losses	24,410	103,718

Balance, end of period	$185,947	185,947

Impaired Loans - Loans are considered impaired when, based on current information and events, BankAtlantic Bancorp believes it is probable that it will be unable to collect all amounts due according to the contractual terms of the loan agreement. For a loan that has been restructured, the contractual terms of the loan agreement refer to the contractual terms specified by the original loan agreement, not the contractual terms specified by the restructured agreement. Impairment is evaluated based on past due status for consumer and residential loans. Impairment is evaluated as part of BankAtlantic Bancorp’s on-going credit monitoring process for commercial and small business loans which results in the evaluation for impairment of all criticized loans. Factors considered in determining if a loan is impaired are past payment history, strength of the borrower or guarantors, and cash flow associated with the collateral or business. If a loan is impaired, a specific valuation allowance is allocated, if necessary, based on the present value of estimated future cash flows using the loan’s existing interest rate or at the fair value of collateral less cost to sell if the loan is collateral dependent. BankAtlantic Bancorp generally measures loans for impairment using the fair value of collateral less cost to sell method. Interest payments on impaired loans for all loan classes are recognized on a cash basis, unless collectability of the principal and interest amount is probable, in which case interest is recognized on an accrual basis. Impaired loans, or portions thereof, are charged off when deemed uncollectible. Impaired loans held for sale are measured for impairment based on the estimated fair value of the collateral less cost to sell adjusted for foreclosure expenses and other operating expenses of the underlying collateral until foreclosure and sale.

Impaired loans as of September 30, 2011 and December 31, 2010 were as follows (in thousands):

	As of September 30, 2011			As of December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With an allowance recorded:
Commercial non-real estate	$16,858	16,858	9,791	16,809	16,809	9,850
Commercial real estate:
Residential	72,235	91,117	23,789	81,731	87,739	21,298
Land	4,430	4,430	1,599	15,209	15,209	8,156
Owner occupied	—	—	—	1,695	1,695	335
Other	101,646	102,148	23,992	95,693	96,873	33,197
Small business:
Real estate	6,855	6,855	93	2,602	2,602	1,733
Non-real estate	1,354	1,354	728	1,779	1,779	1,203
Consumer	17,513	18,866	1,519	3,729	5,029	1,791
Residential:
Residential-interest only	13,787	17,748	2,594	31,805	39,451	6,741
Residential-amortizing	16,269	20,463	3,067	24,619	28,712	5,293

Total with allowance recorded	$250,947	279,839	67,172	275,671	295,898	89,597

With no related allowance recorded:
Commercial non-real estate	$5,079	5,667	—	1,497	1,497	—
Commercial real estate:
Residential	24,688	65,850	—	44,835	116,092	—
Land	10,915	31,841	—	14,039	43,846	—
Owner occupied	5,738	6,728	—	3,922	3,922	—
Other	81,008	112,960	—	81,370	97,203	—
Small business:
Real estate	10,265	11,845	—	15,727	16,499	—
Non-real estate	480	778	—	172	197	—
Consumer	9,655	12,513	—	23,029	27,146	—
Residential:
Residential-interest only	19,582	32,428	—	7,427	10,078	—
Residential-amortizing	34,196	44,848	—	25,664	31,797	—

Total with no allowance recorded	$201,606	325,458	—	217,682	348,277	—

Commercial non-real estate	$21,937	22,525	9,791	18,306	18,306	9,850
Commercial real estate	300,660	415,074	49,380	338,494	462,579	62,986
Small business	18,954	20,832	821	20,280	21,077	2,936
Consumer	27,168	31,379	1,519	26,758	32,175	1,791
Residential	83,834	115,487	5,661	89,515	110,038	12,034

Total	$452,553	605,297	67,172	493,353	644,175	89,597

Average recorded investment and interest income recognized on impaired loans as of September 30, 2011 were (in thousands):

	For the Three Months Ended September 30, 2011		For the Nine Months Ended September 30, 2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With an allowance recorded:
Commercial non-real estate	$16,280	35	16,119	220
Commercial real estate:
Residential	80,285	518	84,055	1,432
Land	4,870	—	7,594	—
Owner occupied	945	—	1,938	—
Other	93,735	453	99,475	989
Small business:
Real estate	7,646	—	6,469	—
Non-real estate	1,644	—	1,754	—
Consumer	17,807	—	14,148	—
Residential:
Residential-interest only	12,577	—	18,604	—
Residential-amortizing	15,576	—	17,893	—

Total with allowance recorded	$251,365	1,006	268,049	2,641

With no related allowance recorded:
Commercial non-real estate	$12,823	—	7,517	—
Commercial real estate:
Residential	21,339	87	27,982	387
Land	13,737	—	14,557	—
Owner occupied	5,929	22	4,924	53
Other	81,005	589	80,637	1,700
Small business:
Real estate	9,736	117	11,165	310
Non-real estate	462	11	475	31
Consumer	9,833	106	13,005	319
Residential:
Residential-interest only	21,361	—	17,622	—
Residential-amortizing	34,334	30	31,439	88

Total with no allowance recorded	$210,559	962	209,323	2,888

Commercial non-real estate	$29,103	35	23,636	220
Commercial real estate	301,845	1,669	321,162	4,561
Small business	19,488	128	19,863	341
Consumer	27,640	106	27,153	319
Residential	83,848	30	85,558	88

Total	$461,924	1,968	477,372	5,529

Impaired loans without specific valuation allowances represent loans that were written-down to the fair value of the collateral less cost to sell, loans in which the collateral value less cost to sell was greater than the carrying value of the loan, loans in which the present value of the cash flows discounted at the loans’ effective interest rate were equal to or greater than the carrying value of the loans, or large groups of smaller-balance homogeneous loans that were collectively measured for impairment. BankAtlantic Bancorp monitors collateral dependent loans and performs an impairment analysis on these loans quarterly. Generally, a full appraisal is obtained when a real estate loan is initially evaluated for impairment and an updated full appraisal is obtained within one year from the prior appraisal date, or earlier if management deems it appropriate based on significant changes in market conditions. In instances where a property is in the process of foreclosure, an updated appraisal may be postponed beyond one year, as an appraisal is required on the date of foreclosure; however, such loans are subject to quarterly impairment analyses. Included in total impaired loans as of September 30, 2011 was $268.7 million of collateral dependent loans, of which $143.0 million were measured for impairment using current appraisals and $115.2 million were measured by adjusting appraisals greater than six months old, as appropriate, to reflect changes in market conditions subsequent to the last appraisal date. Appraised values with respect to 20 loans which did not have current appraisals were adjusted down by an aggregate amount of $4.8 million to reflect the change in market conditions since the appraisal date.

As of September 30, 2011, impaired loans with specific valuation allowances had been previously written down by $30.9 million and impaired loans without specific valuation allowances had been previously written down by $94.7 million. BankAtlantic had commitments to lend $2.6 million of additional funds on impaired loans as of September 30, 2011.

Credit Quality Information

Management of BankAtlantic Bancorp monitors delinquency trends, net charge-off levels of classified loans, impaired loans and general economic conditions nationwide and in Florida in an effort to assess loan credit quality. BankAtlantic Bancorp uses a risk grading matrix to monitor credit quality for commercial and small business loans. Risk grades are assigned to each commercial and small business loan upon origination. The loan officers monitor the risk grades and these risk grades are reviewed periodically by a third party consultant. BankAtlantic Bancorp assigns risk grades on a scale of 1 to 13. A general description of the risk grades is as follows:

Grades 1 to 7 - The loans in these risk grades are generally well protected by the current net worth and paying capacity of the borrower or guarantors or by the fair value, less cost to sell, of the underlying collateral.

Grades 8 to 9 - Not used

Grade 10 - These loans are considered to have potential weaknesses that deserve management’s close attention. While these loans do not expose BankAtlantic Bancorp to immediate risk of loss, if left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan.

Grade 11 - These loans are considered to be inadequately protected by the current sound net worth and paying capacity of the borrower or guarantors or by the collateral pledged, if any. Loans in this grade have well-defined weaknesses that jeopardize the liquidation of the loan and there is a distinct possibility that BankAtlantic Bancorp may sustain some credit loss if the weaknesses are not corrected.

Grade 12 - These loans are considered to have all the weaknesses of a Grade 11 with the added characteristic that the weaknesses make collection of BankAtlantic Bancorp’s investment in the loan highly questionable and improbable on the basis of currently known facts, conditions and fair values of the collateral.

Grade 13 - These loans, or portions thereof, are considered uncollectible and of such little value that continuance on the BankAtlantic Bancorp’s books as an asset is not warranted without the establishment of a specific valuation allowance or a charge-off. Such loans are generally charged down or completely charged off.

The following table presents risk grades for commercial and small business loans including loans held for sale as of September 30, 2011 and December 31, 2010 (in thousands):

	00000000	00000000	00000000	00000000	00000000	00000000	00000000
September 30, 2011	Commercial Non-Real Estate	Commercial Residential	Commercial Land	Owner Occupied Commercial Real Estate	Other Commercial Real Estate	Small Business Real Estate	Small Business Non-real Estate
Risk Grade (1):
Grades 1 to 7	$67,938	16,107	19,423	82,967	236,784	161,946	80,956
Grades 10	10,569	1,334	—	—	89,535	2,910	4,438
Grades 11	36,455	96,709	15,345	6,554	178,388	23,227	8,627

Total	$114,962	114,150	34,768	89,521	504,707	188,083	94,021

	00000000	00000000	00000000	00000000	00000000	00000000	00000000
December 31, 2010	Commercial Non-Real Estate	Commercial Residential	Commercial Land	Owner Occupied Commercial Real Estate	Other Commercial Real Estate	Small Business Real Estate	Small Business Non-real Estate
Risk Grade (1):
Grades 1 to 7	$81,789	16,250	27,387	101,855	314,402	169,979	84,584
Grades 10	12,827	7,572	956	704	119,508	3,098	3,665
Grades 11	40,972	118,994	29,697	8,538	178,545	30,402	10,941

Total	$135,588	142,816	58,040	111,097	612,455	203,479	99,190

(1)	There were no loans risk graded 12 or 13 as of September 30, 2011 or December 31, 2010.

BankAtlantic Bancorp monitors the credit quality of residential loans through loan-to-value ratios of the underlying collateral. Elevated loan-to-value ratios indicate the likelihood of increased credit losses upon default which results in higher loan portfolio credit risk.

The loan-to-value ratios of BankAtlantic Bancorp’s residential loans were as follows (in thousands):

	As of September 30, 2011 (1)		As Corrected (3) As of December 31, 2010
Loan-to-value ratios	Residential Interest Only	Residential Amortizing	Residential Interest Only	Residential Amortizing
Ratios not available (2)	$136,460	317,695	59,520	185,610
=<60%	22,307	77,146	47,605	145,075
60.1% - 70%	11,409	32,246	33,005	49,732
70.1% - 80%	26,970	32,947	37,808	48,586
80.1% - 90%	28,799	27,889	47,574	47,039
>90.1%	185,827	109,395	324,734	197,743

Total	$411,772	597,318	550,246	673,785

(1)	Current loan-to-value ratios (“LTV”) for the majority of the portfolio were obtained as of the second quarter of 2011 based on automated valuation models.
(2)	Ratios not available consisted of property addresses not in the automated valuation database, and $77.3 million and $78.0 million as of September 30, 2011 and December 31, 2010, respectively, of loans originated under the community reinvestment act program that are not monitored based on loan-to-value.
(3)	The principal amount of BankAtlantic Bancorp’s residential loans set forth in the table in Note 10 to the Company’s financial statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2010 were incorrectly identified as reflecting loan-to-value ratios obtained as of the first quarter of 2010 when in fact the amounts instead reflected loan-to-value ratios as of the date of loan origination. The above table labeled “As Corrected” reflects loan-to-value ratios as of December 31, 2010 based on first quarter of 2010 valuations.

BankAtlantic Bancorp monitors the credit quality of its portfolio of consumer loans secured by real estate utilizing loan-to-value ratios at origination. BankAtlantic Bancorp’s experience indicates that default rates are significantly lower with loans that have lower loan-to-value ratios at origination.

The loan-to-value ratios at loan origination of consumer loans secured by real estate were as follows (in thousands):

	Consumer Home Equity
Loan-to-value ratios	September 30, 2011	December 31, 2010
<70%	$342,109	363,653
70.1% - 80%	99,701	106,180
80.1% - 90%	64,469	72,529
90.1% -100%	41,815	48,537
>100%	11,963	13,329

Total	$560,057	604,228

BankAtlantic Bancorp monitors the credit quality of its consumer non-real estate loans based on loan delinquencies.

The restructuring of a loan is considered a “troubled debt restructuring” if both (i) the borrower is experiencing financial difficulties and (ii) the creditor has granted a concession. Concessions may include interest rate reductions or below market interest rates, principal forgiveness, restructuring amortization schedules, extending loan maturities, deferring loan payment until the loan maturity date and other actions intended to minimize potential losses. The majority of concessions for consumer loans were changing monthly payments from interest and principal payments to interest only payments as well as deferring monthly loan payments until the loan maturity date. Commercial real estate and non-real estate loan concessions were primarily below market interest rates based on the risk profile of the loan and extensions of maturity dates. Residential and small business loan concessions were mainly reduction of monthly payments by extending the amortization period and/or deferring monthly payments.

There were no financial effects of consumer and residential troubled debt restructured loans as the affected loans were generally on non-accrual status and measured for impairment before the restructuring. The financial effects of commercial and small business troubled debt restructured loans was the establishment of specific valuation allowances, if any, from the general allowance for those loans that were not already put on nonaccrual status. There was an impact to the allowance for loan losses as a result of the concessions made, which generally results in the expectation of lower future cash flows.

Effective July 1, 2011, the Company adopted the provisions of Accounting Standards Update (“ASU”) No. 2011-02, and reassessed all loan modifications effected since January 1, 2011 for identification of troubled debt restructurings under the new guidance. No additional loans were identified as troubled debt restructurings during the nine months ended September 30, 2011 based on the reassessment.

Troubled debt restructurings during the three and nine months ended September 30, 2011 were as follows (dollars in thousands):

	For the Three Months Ended September 30, 2011		For the Nine Months Ended September 30, 2011
	Number	Recorded Investment	Number	Recorded Investment
Troubled Debt Restructurings
Commercial non-real estate	3	$2,771	6	$4,982
Commercial real estate:
Residential	2	11,822	8	32,565
Land	—	—	—	—
Owner occupied	—	—	1	692
Other	2	1,462	9	52,460
Small business:
Real estate	4	1,314	4	1,314
Non-real estate	—	—	—	—
Consumer	2	111	6	571
Residential:
Residential-interest only	—	—	1	547
Residential-amortizing	7	1,626	19	3,321

Total Troubled Debt Restructured	20	$19,106	54	$96,452

The following table represents the recorded investment of loans that were modified in troubled debt restructurings during the preceding 12 month period and experienced a payment default during the three or nine months ended September 30, 2011 (dollars in thousands):

	For the Three Months Ended September 30, 2011		For the Nine Months Ended September 30, 2011
	Number	Recorded Investment (1)	Number	Recorded Investment (2)
Troubled Debt Restructurings which have subsequently defaulted:
Commercial non-real estate	—	$—	—	$—
Commercial real estate:
Residential	—	—	2	6,869
Land	—	—	1	3,458
Owner occupied	—	—	3	1,473
Other	—	—	1	6,102
Small business:
Real estate	1	598	2	754
Non-real estate	—	—	—	—
Consumer	2	227	11	1,004
Residential:
Residential-interest only	—	—	1	547
Residential-amortizing	1	64	6	1,135

Total Troubled Debt Restructured	4	$889	27	$21,342

(1)	For the three months ended September 30, 2011, the table represents defaults on loans that were first modified between July 1, 2010 and September 30, 2011.
(2)	For the nine months ended September 30, 2011, the table represents defaults on loans that were first modified between January 1, 2010 and September 30, 2011.

BankAtlantic considers a troubled debt restructured loan to have subsequently defaulted when it becomes 31 days past due after the date the loan was restructured.

10.	Loans Receivable and Loans Held for Sale

The loan portfolio consisted of the following components (in thousands):

	December 31,
	2010	2009
Residential	$1,213,736	1,538,906
Commercial real estate:
Builder land loans	9,920	57,807
Land acquisition and development	119,189	182,235
Land acquisition, development and construction	4,046	26,184
Construction and development	141,535	211,809
Commercial	620,140	688,386
Commercial non-real estate	135,588	155,226
Small business:
Small business - real estate	203,479	213,591
Small business - non-real estate	99,190	99,113
Consumer:
Consumer - home equity	604,228	669,690
Consumer other	16,068	15,935
Deposit overdrafts	3,091	4,816

Total gross loans	3,170,210	3,863,698

Adjustments:
Premiums, discounts and net deferred fees	1,650	2,414
Allowance for loan losses	(162,139)	(187,218)

Loans receivable - net	$3,009,721	3,678,894

Loans held for sale	$29,765	4,547

Undisbursed loans in process consisted of the following components (in thousands):

	December 31,
	2010	2009
Construction and development	$22,522	43,432
Commercial	24,647	25,696

Total undisbursed loans in process	$47,169	69,128

BankAtlantic’s loan portfolio had the following geographic concentrations based on outstanding loan balances at December 31, 2010:

Florida	64%
Eastern U.S.A.	19%
Western U.S.A.	14%
Central U.S.A	3%

100%

BankAtlantic Bancorp segregates its loan portfolio into five segments in order to determine its allowance for loan losses. BankAtlantic Bancorp’s loan segments are: residential loans, commercial real estate loans, consumer loans, commercial non-real estate loans and small business and loans. BankAtlantic Bancorp further divides its loan segments into loan classes in order to monitor and assess credit risk. BankAtlantic Bancorp of loan segments and loan classes are described below:

Residential - represents loans secured by one to four dwelling units. This loan segment is further divided into interest only loans and amortizing loans. Interest-only residential loans require the borrower to make monthly interest-only payments for a fixed period of time and become fully amortizing thereafter. Amortizing residential loans require the borrower to make monthly principal and interest payments through maturity.

Commercial real estate - represents loans for acquisition, development and construction of various types of properties including residential construction, office buildings, retail shopping centers, and other non-residential properties. BankAtlantic Bancorp’s commercial real estate loan portfolio is divided into four loan classes; commercial residential, commercial owner occupied, commercial land and commercial other.

Commercial residential real estate loans - are loans to developers or home builders for the construction of one to four dwelling units. This class of loans is divided into three categories - builder land bank loans, land acquisition and development loans, and land acquisition, development and construction loans. The builder land bank loan category consists of land loans to borrowers who have or had land purchase option agreements with regional and/or national builders. The land acquisition and development loan category consists of loans secured by residential land which was intended to be developed by the borrower and sold to homebuilders. The land acquisition, development and construction loans are secured by residential land which was intended to be fully developed by the borrower/developer who also might have plans to construct homes on the property.

Owner occupied commercial real estate loans - are also real estate collateralized loans; however, the primary source of repayment is the cash flow from the business operated on the premises of the collateralized property.

Commercial real estate land loans - includes loans secured by the sale of land and commercial land held for investment purposes. These loans are generally to borrowers that intend to expand the zoning of the property and ultimately sell the property to developers.

Commercial other real estate loans - are primarily secured by income producing property which includes shopping centers, office buildings, self storage facilities, and warehouses.

Commercial non-real estate loans - generally represent business loans secured by the receivables, inventory, equipment, and/or general corporate assets of the business.

Consumer loans - consists of loans to individuals originated through BankAtlantic Bancorp’s retail network. Approximately 97% of consumer loans are home equity lines of credit secured by a first or second mortgage on the primary residence of the borrower, substantially all of which is located in Florida.

Small business loans - consists of loans that do not generally exceed $2.0 million originated to businesses. The principal source of repayment for these loans is generally from the cash flow of a business. BankAtlantic Bancorp’s small business loan portfolio is divided into two loan classes; small business real estate secured and small business non-real estate.

Small business real estate secured loans - are generally secured by real estate where the business is located or real estate owned by the guarantor.

Small business non-real estate loans - are generally business loans secured by the receivables, inventory, equipment, and/or general corporate assets of the business.

Loans held for sale - Loans held for sale as of December 31, 2010 consisted of $27.9 million of commercial real estate loans transferred from held-to-maturity to the held-for-sale classification and $1.8 million of residential loans originated for sale. BankAtlantic Bancorp transfers loans to held-for-sale when based on the current economic environment and related market conditions it does not have the intent to hold those loans for the foreseeable future. BankAtlantic recognized $0.1 million of gains on the sale of commercial real estate loans for the year ended December 31, 2010. Residential loans originated for sale as of December 31, 2010 and 2009 were loans originated through the assistance of an independent mortgage company. The mortgage company provides processing and closing assistance to BankAtlantic. Pursuant to an agreement, this mortgage company purchases the loans from BankAtlantic within a defined period of time after the date of funding. BankAtlantic earns the interest income during the period of ownership. The sales price is negotiated quarterly for all loans sold during the quarter based on originated loan balance. Gains from the sale of loans held for sale were $0.4 million, $0.5 million and $0.3 million, respectively, for the years ended December 31, 2010, 2009 and 2008.

The recorded investment of non-accrual loans receivable and loans held for sale as of December 31, 2010 was (in thousands):

Loan Class	Recorded Investment
Commercial non-real estate	$17,659
Commercial real estate:
Residential	95,482
Land	27,260
Owner occupied	4,870
Other	128,658
Small business:
Real estate	8,928
Non-real estate	1,951
Consumer	14,120
Residential:
Interest only	38,900
Amortizing	47,639

Total nonaccrual loans	$385,467

An analysis of the age of the recorded investment in loans receivable and loans held for sale as of December 31, 2010 that were past due were as follows (in thousands):

	31-59 Days Past Due	60-89 Days Past Due	90 Days or More (1)	Total Past Due	Current	Total Loans Receivable (2)
Commercial non-real estate	$—	—	13,498	13,498	122,090	135,588
Commercial real estate:
Residential	4,700	—	53,791	58,491	84,325	142,816
Land	—	—	23,803	23,803	34,237	58,040
Owner occupied	—	—	3,862	3,862	107,235	111,097
Other	—	6,043	54,940	60,983	551,472	612,455
Small business:
Real estate	1,530	2,059	6,670	10,259	193,220	203,479
Non-real estate	—	67	25	92	99,098	99,190
Consumer	6,396	6,009	14,120	26,525	596,862	623,387
Residential:
Interest only	4,907	6,164	38,900	49,971	500,275	550,246
Amortizing	6,091	5,926	47,487	59,504	614,281	673,785

Total (1)	$23,624	26,268	257,096	306,988	2,903,095	3,210,083

(1)	BankAtlantic Bancorp had no loans greater than 90 days and accruing
(2)	Total loans receivable exclude purchase accounting of $8.5 million in connection with BFC’s share acquisitions of BankAtlantic Bancorp in 2008. The 2008 share acquisitions were accounted for as step acquisitions under the purchase method of accounting then in effect.

The activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2010 was as follows (in thousands):

	Commercial Non-Real Estate	Commercial Real Estate	Small Business	Consumer	Residential	Total
Allowance for Loan Losses:
Beginning balance	$4,515	105,288	7,998	42,417	27,000	187,218
Charge-off:	(996)	(104,973)	(7,873)	(39,483)	(18,305)	(171,630)
Recoveries:	716	1,661	626	1,042	1,166	5,211
Provision:	6,551	84,904	10,763	28,067	14,076	144,361
Transfer to held for sale:	—	(3,021)	—	—	—	(3,021)

Ending balance	$10,786	83,859	11,514	32,043	23,937	162,139

Ending balance individually evaluated for impairment	$9,020	62,985	2,936	1,791	12,034	88,766
Ending balance collectively evaluated for impairment	1,766	20,874	8,578	30,252	11,903	73,373

Total	$10,786	83,859	11,514	32,043	23,937	162,139

Loans receivables:
Ending balance individually evaluated for impairment	$16,667	342,806	12,763	23,905	88,210	484,351
Ending balance collectively evaluated for impairment	$118,921	581,602	289,906	599,482	1,135,821	2,725,732

Total (1)	$135,588	924,408	302,669	623,387	1,224,031	3,210,083

Purchases of loans	—	—	—	—	6,511	6,511

Proceeds from loan sales	—	59,697	—	—	52,678	112,375

Transfer to held for sale	—	27,928	—	—	—	27,928

(1)	Total loans receivable exclude purchase accounting of $8.5 million in connection with BFC’s share acquisitions of BankAtlantic Bancorp in 2008. The 2008 share acquisitions were accounted for as step acquisitions under the purchase method of accounting then in effect.

Activity in the allowance for loan losses for the years ended December 31, 2009 and 2008 was as follows:

Allowance for Loan Losses (in thousands):

	For Years Ended December 31,
	2009	2008
Balance, beginning of period	$137,257	94,020
Loans charged-off	(185,890)	(117,874)
Recoveries of loans previously charged-off	3,193	1,310

Net charge-offs	(182,697)	(116,564)
Provision for loan losses	232,658	159,801

Balance, end of period	$187,218	137,257

Impaired Loans - Loans are considered impaired when, based on current information and events, the Company believes it is probable that it will be unable to collect all amounts due according to the contractual terms of the loan agreement. For a loan that has been restructured, the contractual terms of the loan agreement refer to the contractual terms specified by the original loan agreement, not the contractual terms specified by the restructured agreement. Impairment is evaluated based on past due status for consumer and residential loans. Impairment is evaluated based on BankAtlantic Bancorp’s on-going credit monitoring process for commercial and small business loans which results in the evaluation for impairment of all criticized loans. Factors considered in determining if a loan is impaired are past payment history, strength of the borrower or guarantors, and cash flow associated with the collateral or business. If a loan is impaired, a specific valuation allowance is allocated, if necessary, based on the present value of estimated future cash flows using the loan’s existing interest rate or at the fair value of collateral if the loan is collateral dependent. BankAtlantic generally measures commercial and small business loans for impairment using the fair value of collateral less cost to sell method. Interest payments on impaired loans for all loan classes are generally applied to principal unless collectibility of the principal and interest amount is probable, in which case interest is recognized on an accrual basis. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

Impaired loans as of December 31, 2010 were as follows (in thousands):

	Recorded Investment (1)	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With a related allowance recorded:
Commercial non-real estate	$16,809	16,809	9,850	14,850	—
Commercial real estate:
Residential	81,731	87,739	21,298	86,868	778
Land	15,209	15,209	8,156	21,010	18
Owner occupied	1,695	1,695	335	5,366	—
Other	95,693	96,873	33,197	96,800	—
Small business:
Real estate	2,602	2,602	1,733	2,838	21
Non-real estate	1,779	1,779	1,203	2,015	—
Consumer	3,729	5,029	1,791	4,665	—
Residential:
Residential-interest only	31,805	39,451	6,741	24,327	17
Residential-amortizing	24,619	28,712	5,293	16,525	34

Total with a related allowance recorded	$275,671	295,898	89,597	275,264	868

With no related allowance recorded:
Commercial non-real estate	$1,497	1,497	—	4,799	15
Commercial real estate:
Residential	44,835	116,092	—	42,295	267
Land	14,039	43,846	—	25,847	19
Owner occupied	3,922	3,922	—	3,878	56
Other	81,370	97,203	—	55,311	1,446
Small business:
Real estate	15,727	16,499	—	14,722	673
Non-real estate	172	197	—	358
Consumer	23,029	27,146	—	22,487	624
Residential:
Residential-interest only	7,427	10,078	—	16,694	—
Residential-amortizing	25,664	31,797	—	26,950	116

Total with no related allowance recorded	$217,682	348,277	—	213,341	3,216

Commercial non-real estate	$18,306	18,306	9,850	19,649	15
Commercial real estate	338,494	462,579	62,986	337,375	2,584
Small business	20,280	21,077	2,936	19,933	694
Consumer	26,758	32,175	1,791	27,152	624
Residential	89,515	110,038	12,034	84,496	167

Total	$493,353	644,175	89,597	488,605	4,084

(1)	Recorded investment is defined as unpaid principal balance less charge downs

The following summarizes impaired loans (in thousands):

	As of December 31, 2009		As of December 31, 2008
	Gross Recorded Investment	Specific Allowances	Gross Recorded Investment	Specific Allowances
Impaired loans with specific valuation allowances	$249,477	70,485	174,710	41,192
Impaired loans without specific valuation allowances	196,018	—	138,548	—

Total	$445,495	70,485	313,258	41,192

Impaired loans without specific valuation allowances represent loans that were charged-down to the fair value of the collateral less cost to sell, loans in which the collateral value less cost to sell was greater than the carrying value of the loan, loans in which the present value of expected cash flows discounted at the loan’s effective interest rate was equal to or greater than the carrying value of the loan, or large groups of smaller-balance homogeneous loans that are collectively measured for impairment.

BankAtlantic Bancorp continuously monitors collateral dependent loans and performs an impairment analysis on these loans quarterly. Generally, a full appraisal is obtained when a real estate loan becomes adversely classified and an updated full appraisal is obtained within one year from the prior appraisal date, or earlier if management deems it appropriate based on significant changes in market conditions. In instances where a property is in the process of foreclosure, an updated appraisal may be postponed beyond one year, as an appraisal is required on the date of foreclosure; however, such loans are subject to quarterly impairment analyses. Included in total impaired loans as of December 31, 2010 was $320.8 million of collateral dependent loans, of which $158.1 million were measured for impairment using current appraisals and $162.7 million were measured by adjusting appraisals to reflect changes in market conditions subsequent to the appraisal date. Appraised values were adjusted down by an aggregate amount of $25.5 million to reflect current market conditions on 22 loans due to estimated property value declines since the last appraisal dates.

As of December 31, 2010, impaired loans with specific valuation allowances had been previously charged down by $20.2 million and impaired loans without specific valuation allowances had been previously charged down by $130.6 million. As of December 31, 2009, impaired loans with specific valuation allowances had been previously charged down by $38.6 million and impaired loans without specific valuation allowances had been previously charged down by $34.1 million.

The average gross recorded investment in impaired loans was $493.4 million, $416.5 million and $192.8 million during the years ended December 31, 2010, 2009 and 2008, respectively.

Interest income which would have been recorded under the contractual terms of impaired loans and the interest income actually recognized were (in thousands):

	For the Years Ended December 31,
	2010	2009	2008
Contracted interest income	$23,221	22,417	14,276
Interest income recognized	(4,084)	(9,881)	(3,368)

Foregone interest income	$19,137	12,536	10,908

Credit Quality Information

Management of BankAtlantic Bancorp monitors net charge-offs, levels of classified loans, impaired loans and general economic conditions nationwide and in Florida to assess loan credit quality. BankAtlantic Bancorp uses a risk grading matrix to monitor credit quality for commercial and small business loans. Risk grades are assigned to each commercial and small business loan upon origination. The loan officers monitor the risk grades and these risk grades are reviewed periodically by a third party consultant. BankAtlantic Bancorp assigns risk grades on a scale of 1 to 13. A general description of the risk grades is as follows:

Grades 1 to 7 - The loans in these risk grades are generally well protected by the current net worth and paying capacity of the borrower or guarantors or by the fair value, less cost to sell, of the underlying collateral.

Grade 8 to 9 - Not used.

Grade 10 - These loans have potential weaknesses that deserve management’s close attention. While these loans do not expose BankAtlantic Bancorp to immediate risk of loss, if left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan.

Grade 11 - These loans are inadequately protected by the current sound net worth and paying capacity of the borrower or guarantors or by the collateral pledged, if any. Loans in this grade have well-defined weaknesses that jeopardize the liquidation of the loan and there is a distinct possibility that BankAtlantic Bancorp may sustain some credit loss if the weaknesses are not corrected.

Grade 12 - These loans have all the weaknesses of a Grade 11 with the added characteristic that the weaknesses make collection of BankAtlantic Bancorp’s investment in the loan highly questionable and improbable on the basis of currently known facts, conditions and fair values of the collateral.

Grade 13 - These loans or portions thereof, are considered uncollectible and of such little value that continuance on BankAtlantic Bancorp’s books as an asset is not warranted without the establishment of a specific valuation allowance or a charge-off. Such loans are generally charged down or completely charged off.

The following table presents risk grades for commercial and small business loans as of December 31, 2010 (in thousands):

	Commercial Non Real Estate	Commercial Residential	Commercial Land	Owner Occupied Commercial Real Estate	Other Commercial Real Estate	Small Business Real Estate	Small Business Non-Real Estate
Risk Grade:
Grades 1 to 7	$81,789	16,250	27,387	101,855	314,402	169,979	84,584
Grade 10	12,827	7,572	956	704	119,508	3,098	3,665
Grade 11	40,972	118,994	29,697	8,538	178,545	30,402	10,941

Total	$135,588	142,816	58,040	111,097	612,455	203,479	99,190

BankAtlantic Bancorp monitors the credit quality of residential loans through loan-to-value ratios of the underlying collateral. Elevated loan-to-value ratios indicate increased credit losses upon default which results in higher loan portfolio credit risk.

The loan-to-value (“LTV”) ratios of BankAtlantic Bancorp’s residential loans as of December 31, 2010 are set forth in the table below. The principal amount of loans in BankAtlantic Bancorp’s residential loan portfolios set forth in Note 10 to BFC’s consolidated financial statements included in the Annual Report were incorrectly identified as reflecting LTV ratios obtained as of the first quarter of 2010 when in fact the amounts instead reflected LTV ratios as of the date of loan origination. The columns below labeled “As Corrected” relate to LTV ratios of BankAtlantic Bancorp’s residential loans as of December 31, 2010 based on valuations obtained during the first quarter of 2010. The columns below labeled “As Previously Reported in Form 10-K” relate to LTV ratios of BankAtlantic Bancorp’s residential loans as of the date of loan origination.

(in thousands)	As of December 31, 2010 (As Corrected)		As of December 31, 2010 (As Previously Reported in Form 10-K)
	Residential	Residential	Residential	Residential
Loan-to-value ratios	Interest Only	Amortizing	Interest Only	Amortizing
Ratios not available(1)	$59,520	185,610	—	78,031
=<60%	47,605	145,075	107,063	144,744
60.1% - 70%	33,005	49,732	118,679	103,891
70.1% - 80%	37,808	48,586	290,840	309,925
80.1% - 90%	47,574	47,039	17,055	23,982
>90.1%	324,734	197,743	16,609	13,212

Total	$550,246	673,785	550,246	673,785

(1)	Loans were originated under the Community Reinvestment Act program and are not monitored based on loan-to-value.

BankAtlantic Bancorp monitors the credit quality of its consumer loans secured by real estate portfolio based on loan to value ratios at origination. BankAtlantic Bancorp’s experience indicates that default rates are significantly lower with loans that have lower loan to value ratios at origination.

The loan to value ratios at loan origination of BankAtlantic Bancorp’s consumer loans secured by real estate as of December 31, 2010 were as follows (in thousands):

Loan to value ratios	Consumer Home Equity
<70%	$363,653
70.1% - 80%	106,180
80.1% - 90%	72,529
90.1% - 100%	48,537
>100%	13,329

Total	$604,228

BankAtlantic Bancorp monitors the credit quality of its consumer non-real estate loans based on loan delinquencies.

Non-performing assets consist of non-accrual loans, non-accrual tax certificates, and real estate owned. Non-accrual loans are loans on which interest recognition has been suspended because of doubts regarding the borrower’s ability to repay principal or interest. Non-accrual tax certificates are tax deeds or certificates in which interest recognition has been suspended due to the aging of the certificate or deed.

Non-performing assets (in thousands):

	As of December 31,
	2010	2009	2008
Non-accrual - tax certificates	$3,636	2,161	1,441

Non-accrual - loans (1)
Residential	86,538	76,401	34,734
Commercial real estate and non-real estate	273,930	230,827	241,274
Small business	10,879	9,338	4,644
Consumer	14,120	14,451	6,763

Total non-accrual loans	385,467	331,017	287,415
Real estate owned	74,488	46,467	19,045
Other repossessed assets	—	10	—

Total non-performing assets	$463,591	379,655	307,901

(1)	Included in non-accrual loans at December 31, 2010, 2009 and 2008 were $145.3 million, $45.7 million and $4.8 million, respectively, of troubled debt restructured loans.

Accruing impaired loans (in thousands):

	As of December 31,
	2010	2009	2008
Performing impaired loans	$11,880	6,150	—
Loans 90 days past due and still accruing	—	9,960	15,721
Troubled debt restructured	96,006	107,642	28,173

Total accruing impaired loans	$107,886	123,752	43,894

Performing impaired loans represent loans where BankAtlantic Bancorp anticipates collecting all of the principal and interest on the loans but where the timing of the payments may not be in accordance with the contractual terms of the loan agreement. Loans 90 days past due and still accruing are primarily loans that matured and are in the process of renewal, where the borrower continues to make payments under the matured loan agreement or the loan has collateral sufficient in management’s judgment to prevent a loss to BankAtlantic Bancorp. Troubled debt restructured loans are loans in which the original terms were modified granting the borrower loan concessions due to financial difficulties. Generally, the concessions made to borrowers experiencing financial difficulties include the reduction of the loan’s contractual interest rate, conversion of amortizing loans to interest only payments or the deferral of interest payments to the maturity date of the loan. BankAtlantic Bancorp had commitments to lend $13.5 million of additional funds on non-performing and accruing impaired loans as of December 31, 2010.

Foreclosed asset activity in non-interest expense includes the following (in thousands):

	For the Years Ended December 31,
	2010	2009	2008
Real estate acquired in settlement of loans and tax certificates:
Operating expenses, net	$1,927	1,355	1,243
Impairment of REO	6,830	4,124	1,465
Net losses (gains) on sales	378	(341)	124

Net real estate owned losses	$9,135	5,138	2,832